Note 37 - Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 132,741	€ 163,454
Financial assets at fair value through profit or loss	545,895	465,273
Financial assets at fair value through other comprehensive income	42,090	35,546
Loans at amortized cost	483,897	479,353
Other	186,409	173,641
Total	1,391,033	1,317,266
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	31	108
Financial assets at fair value through profit or loss	62,615	58,270
Financial assets at fair value through other comprehensive income	5,969	7,618
Loans at amortized cost	41,942	54,343
Other	3,206	7,920
Total	€ 113,762	€ 128,259